32 Operating Costs and Expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	R$ 6,105,274	R$ 6,361,178	R$ 6,165,450
Purchase of Energy In The Regulated Environment - CCEAR [Member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	2,880,115	2,599,345	2,693,976
Electric Energy Trade Chamber - CCEE [Member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	1,405,497	1,850,021	1,766,091
Itaipu Binacional [Member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	1,316,524	1,272,177	1,117,957
Bilateral Contracts [Member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	754,070	928,741	766,803
Program For Incentive To Alternative Energy Sources - Proinfa [Member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	268,063	228,295	217,646
Micro and Mini Generators and Repurchase Of Customers [Member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	52,871	12,373	3,892
PIS/Pasep/Cofins Taxes On Electricity Purchased For Resale [Member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	R$ (571,866)	R$ (529,774)	R$ (400,915)